SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Useful Lives) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Machinery [Member]	Dec. 31, 2012 Office equipment [Member]	Dec. 31, 2012 Motor vehicles [Member]
Property and equipment
Property and equipment, estimated useful life					40 years	5 years	5 years	5 years
Interest expense capitalized in construction in process	$ 1,760	10,966